Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade and other receivables
Trade and other receivables

13.Trade and other receivables

As of December 31, 2018, trade and other receivables consisted of the following:

	Total as of	Expected credit loss	Net as of
	December 31,	allowance/ Provision for	December 31,
	2018	impairment	2018
Cash receivable from agents	4,207	(270)	3,937
Deposits issued to merchants	2,975	(16)	2,959
Commissions receivable	559	(21)	538
Advances issued	287	(12)	275
Other receivables	380	(47)	333
Total trade and other receivables	8,408	(366)	8,042

As of December 31, 2017, trade and other receivables consisted of the following:

	Total as of	Provision for	Net as of
	December 31,	impairment of	December 31,
	2017	receivables	2017
Cash receivable from agents	4,666	(426)	4,240
Deposits issued to merchants	3,919	(13)	3,906
Commissions receivable	827	(18)	809
Advances issued	240	(1)	239
Other receivables	541	(87)	454
Total trade and other receivables	10,193	(545)	9,648

The amounts in the tables show the maximum exposure to credit risk regarding Trade and other receivables. The Group has no internal grading system of Trade and other receivables for credit risk rating grades analysis.

An analysis of the changes in the ECL allowances due to changes in the corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

Total
ECL allowance under IFRS 9 as of January 1, 2018 (Note 2.3(e))	(578)
Changes because of financial instruments (originated or acquired)/ derecognized during the reporting period	5
Amounts written off	207
ECL allowance under IFRS 9 as of December 31, 2018	(366)

For the year ended December 31, 2017, the provision for impairment of receivables movement was the following:

	Provision for			Provision for
	impairment of			impairment of
	receivables as	(Charge)/		receivables as
	of December 31,	reversal for		of December 31,
	2016	the year	Utilisation	2017
Cash receivable from agents	(659)	16	217	(426)
Deposits issued to merchants	(3)	(11)	1	(13)
Commissions receivable	(7)	(11)	—	(18)
Advances issued	(1)	—	—	(1)
Other receivables	(109)	5	17	(87)
Total trade and other receivables	(779)	(1)	235	(545)

For the year ended December 31, 2016, the provision for impairment of receivables movement was the following:

	Provision for			Provision for
	impairment of			impairment of
	receivables as	Charge		receivables as
	of December 31,	for		of December 31,
	2015	the year	Utilisation	2016
Cash receivable from agents	(660)	(125)	126	(659)
Deposits issued to merchants	(1)	(2)	—	(3)
Commissions receivable	(21)	(1)	15	(7)
Advances issued	(1)	—	—	(1)
Other receivables	(111)	(14)	16	(109)
Total trade and other receivables	(794)	(142)	157	(779)

Receivables are non-interest bearing, except for agent receivables bearing, generally, interest rate of 14%‑36% per annum and credit terms generally do not exceed 30 days. There is no requirement for collateral for customer to receive credit.